ALLOWANCE FOR CREDIT LOSSES, Amortized Cost Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	$ 130,373	[1]	$ 69,671	[2]
2022/2021	21,325	[1]	39,075	[2]
2021/2020	14,166	[1]	5,295	[2]
2020/2019	1,085	[1]	1,507	[2]
2019/2018	145	[1]	127	[2]
2018/2017	10	[1]	15	[2]
Total	167,104	[1]	115,690	[2]
Non-recourse debt	(32,578)	[1],[3]	(38,769)	[2],[4]
Net credit exposure	134,526	[1]	76,921	[2]
Unguaranteed residual value	$ 4,222		6,424
Minimum [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Loss rate on credit quality rating	8.00%
Maximum [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Loss rate on credit quality rating	100.00%
Notes Receivable [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	$ 84,948		44,186
2022/2021	14,053		30,981
2021/2020	11,480		2,055
2020/2019	485		558
2019/2018	91		5
2018/2017	1		4
Total	111,058		77,789
Non-recourse debt	(29,547)	[3]	(35,037)	[4]
Net credit exposure	81,511		42,752
Unguaranteed residual value	0	[5]	0	[6]
Lease Receivables [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	45,425		25,485
2022/2021	7,272		8,094
2021/2020	2,686		3,240
2020/2019	600		949
2019/2018	54		122
2018/2017	9		11
Total	56,046		37,901
Non-recourse debt	(3,031)	[3]	(3,732)	[4]
Net credit exposure	53,015		34,169
Unguaranteed residual value	$ 8,161	[5]	9,141	[6]
High CQR [Member] | Maximum [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Loss rate on credit quality rating	1.00%
High CQR [Member] | Notes Receivable [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	$ 72,155		35,264
2022/2021	11,378		28,005
2021/2020	11,267		1,297
2020/2019	370		345
2019/2018	30		2
2018/2017	0		4
Total	95,200		64,917
Non-recourse debt	(28,115)	[3]	(30,274)	[4]
Net credit exposure	67,085		34,643
High CQR [Member] | Lease Receivables [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	21,629		14,549
2022/2021	3,842		5,002
2021/2020	1,916		2,499
2020/2019	565		902
2019/2018	51		50
2018/2017	9		11
Total	28,012		23,013
Non-recourse debt	(1,437)	[3]	(3,385)	[4]
Net credit exposure	$ 26,575		19,628
Average CQR [Member] | Minimum [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Loss rate on credit quality rating	1.00%
Average CQR [Member] | Maximum [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Loss rate on credit quality rating	8.00%
Average CQR [Member] | Notes Receivable [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	$ 12,793		8,922
2022/2021	2,675		2,976
2021/2020	213		758
2020/2019	115		213
2019/2018	61		3
2018/2017	1		0
Total	15,858		12,872
Non-recourse debt	(1,432)	[3]	(4,763)	[4]
Net credit exposure	14,426		8,109
Average CQR [Member] | Lease Receivables [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	23,796		10,936
2022/2021	3,430		3,092
2021/2020	770		741
2020/2019	35		47
2019/2018	3		72
2018/2017	0		0
Total	28,034		14,888
Non-recourse debt	(1,594)	[3]	(347)	[4]
Net credit exposure	$ 26,440		$ 14,541

[1]	Unguaranteed residual values of $4,222 thousand that we retained after selling the related lease receivable is excluded from amortized cost.
[2]	Unguaranteed residual values of $6,424 thousand that we retained after selling the related lease receivable is excluded from amortized cost.
[3]	Transfers consist of receivables that have been transferred to third-party financial institutions on a non-recourse basis.
[4]	Transfers consist of receivables that have been transferred to third-party financial institutions on a non-recourse basis and receivables that are in the process of being transferred to third-party financial institutions.
[5]	Includes unguaranteed residual values of $4,222 thousand that we retained after selling the related lease receivable.
[6]	Includes unguaranteed residual values of $6,424 thousand that we retained after selling the related lease receivable.